CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current
Cash	$ 241,327	$ 143,280
Receivables	182,262	152,922
Inventory	230,593	344,208
Prepaid expenses	2,161	889
Total Current Assets	656,343	641,299
Property and Equipment	37,077	80,338
Total Assets	693,420	721,637
Current
Accounts payable and accrued liabilities	124,805	174,393
Due to related parties	4,529,913	2,073,960
Accrued dividends payable	430,035	227,241
Total Liabilities	5,084,753	2,475,594
Redeemable Preferred Stock	2,027,945	2,027,945
STOCKHOLDERS' DEFICIENCY
Common Stock Authorized: 400,000,000 common shares, $0.001 par value; 100,000,000 preferred shares, $0.001 par value, and series as determined by directors. Issued: 71,128,456 common shares at December 31, 2013 and 2012	71,128	71,128
Additional Paid-in Capital	4,835,551	4,826,099
Deficit Accumulated During The Development Stage	(11,325,957)	(8,679,129)
Total Stockholders' Deficiency	(6,419,278)	(3,781,902)
Total Liabilities and Stockholders' Deficiency	$ 693,420	$ 721,637